Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
Net Loss	$ (1,047,165)	$ (466,130)	$ (1,185,846)	$ (2,305,073)
Foreign Currency Translation Loss	(32,895)	138,665	(55,321)	(42,802)
Comprehensive Loss	$ (1,080,060)	$ (327,465)	$ (1,241,167)	$ (2,347,875)